Share Option and Warrant Reserves (Details 3)	12 Months Ended
	Dec. 31, 2020 shares yr $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	8,141,004	5,602,619	4,192,253
Options outstanding, exercise price | $ / shares	$ 2.67	$ 2.96	$ 2.74
Options outstanding, remaining contractual life	3 years 5 months 23 days
Number of options exercisable | shares	4,989,454
Options exercisable, exercise price | $ / shares	$ 2.80
Options exercisable, remaining contractual life | yr	2.62
Exercise Price Range 1
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	1,596,218
Options outstanding, exercise price | $ / shares	$ 1.68
Options outstanding, remaining contractual life	3 years 10 months 28 days
Number of options exercisable | shares	1,418,418
Options exercisable, exercise price | $ / shares	$ 1.49
Options exercisable, remaining contractual life | yr	3.74
Exercise Price Range 2
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	6,308,503
Options outstanding, exercise price | $ / shares	$ 2.68
Options outstanding, remaining contractual life	3 years 5 months 16 days
Number of options exercisable | shares	3,334,753
Options exercisable, exercise price | $ / shares	$ 2.90
Options exercisable, remaining contractual life | yr	2.26
Exercise Price Range 3
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	207,113
Options outstanding, exercise price | $ / shares	$ 8.60
Options outstanding, remaining contractual life	1 year 22 days
Number of options exercisable | shares	207,113
Options exercisable, exercise price | $ / shares	$ 8.60
Options exercisable, remaining contractual life | yr	1.06
Exercise Price Range 4
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	29,170
Options outstanding, exercise price | $ / shares	$ 12.94
Options outstanding, remaining contractual life	3 months 25 days
Number of options exercisable | shares	29,170
Options exercisable, exercise price | $ / shares	$ 12.94
Options exercisable, remaining contractual life | yr	.32